Filed pursuant to Rule 497(j)
Registration Nos. 333-125751 and 811-21774

Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

May 1, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund
(Registration Nos. 333-125751, 811-21774)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Capital Strength ETF, First Trust Dow Jones Internet Index Fund, First Trust Dow Jones Select MicroCap Index Fund, First Trust Natural Gas ETF, First Trust Water ETF, First Trust Morningstar Dividend Leaders Index Fund, First Trust NASDAQ-100 Equal Weighted Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund, First Trust NASDAQ-100-Technology Sector Index Fund, First Trust NASDAQ® ABA Community Bank Index Fund, First Trust NASDAQ® Clean Edge® Green Energy Index Fund, First Trust NYSE Arca Biotechnology Index Fund, First Trust S&P REIT Index Fund, First Trust US Equity Opportunities ETF, First Trust Value Line® Dividend Index Fund, First Trust Dow 30 Equal Weight ETF, First Trust Lunt U.S. Factor Rotation ETF, FT Vest Gold Strategy Quarterly Buffer ETF and FT Vest Gold Strategy Target Income ETF, First Trust Dividend Strength ETF, First Trust Indxx Advanced Aerospace & Defense ETF, First Trust Growth Strength ETF, First Trust Bloomberg Inflation Sensitive Equity ETF and First Trust S&P 500 Diversified Free Cash Flow ETF, each a series of the Registrant. Post-Effective Amendment No. 165, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on April 29, 2024.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures